Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Securities:
Held-to-maturity (fair value of $19,443 and $8,389)	$ 19,743
Loans	51,657		46,629
Allowance for loan losses	(210)		(266)
Goodwill	18,073		18,075
Intangible assets	4,452		4,809
Other assets (includes $1,728 and $1,321, at fair value)	20,360		20,468
Total assets	374,310		358,990
Deposits:
Long-term debt (includes $321 and $345, at fair value)	19,864		18,530
Total liabilities	335,776		321,548
Temporary equity
Redeemable noncontrolling interests	230		178
Permanent equity
Preferred stock - par value $0.01 per share; authorized 100,000,000 shares; issued 15,826 and 10,826 shares	1,562	[1]	1,068	[1]
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,268,036,220 and 1,254,182,209 shares	13		13
Additional paid-in capital	24,002		23,485
Retained earnings	15,976		14,622
Accumulated other comprehensive loss, net of tax	(892)		(643)
Less: Treasury stock of 125,786,430 and 90,691,868 common shares, at cost	(3,140)		(2,114)
Total The Bank of New York Mellon Corporation shareholders’ equity	37,521		36,431
Total permanent equity	38,304	[2]	37,264	[2],[3]
Total liabilities, temporary equity and permanent equity	374,310		358,990
Operations
Cash and due from:
Banks	6,460		4,727
Interest-bearing deposits with the Federal Reserve and other central banks	104,359		90,110
Interest-bearing deposits with banks	35,300		43,910
Federal funds sold and securities purchased under resale agreements	9,161		6,593
Securities:
Held-to-maturity (fair value of $19,443 and $8,389)	19,743		8,205
Available-for-sale	79,309		92,619
Total securities	99,052		100,824
Trading assets	12,098		9,378
Loans	51,657		46,629
Allowance for loan losses	(210)		(266)
Net loans	51,447		46,363
Premises and equipment	1,655		1,659
Accrued interest receivable	621		593
Goodwill	18,073		18,075
Intangible assets	4,452		4,809
Other assets (includes $1,728 and $1,321, at fair value)	20,360		20,468
Other assets	1,728		1,321
Total assets	363,038		347,509
Deposits:
Noninterest-bearing (principally U.S. offices)	95,475		93,019
Interest-bearing deposits in U.S. offices	56,640		53,826
Interest-bearing deposits in Non-U.S. offices	109,014		99,250
Total deposits	261,129		246,095
Federal funds purchased and securities sold under repurchase agreements	9,648		7,427
Trading liabilities	6,945		8,176
Payables to customers and broker-dealers	15,707		16,095
Commercial paper	96		338
Other borrowed funds	663		1,380
Accrued taxes and other expenses	6,985		7,316
Other liabilities (including allowance for lending-related commitments of $134 and $121, also includes $503 and $704, at fair value)	4,608		6,010
Long-term debt (includes $321 and $345, at fair value)	19,864		18,530
Other liabilities	503		704
Total liabilities	325,645		311,367
Investment Management funds
Securities:
Trading assets	10,397		10,961
Other assets	875		520
Subtotal assets of consolidated investment management funds, at fair value	11,272		11,481
Deposits:
Trading liabilities	10,085		10,152
Other liabilities	46		29
Subtotal liabilities of consolidated investment management funds, at fair value	10,131		10,181
Permanent equity
Nonredeemable noncontrolling interests of consolidated investment management funds	$ 783		$ 833

[1]	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,363 million at Dec. 31, 2012 and $35,959 million at Dec. 31, 2013.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $33,417 million at Dec. 31, 2011 and $35,363 million at Dec. 31, 2012.